COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Jun. 30, 2023
COMMITMENTS AND CONTINGENCY
Schedule of total future minimum purchase commitment

Twelve months ending June 30,	RMB	US Dollars
2024	¥22,395,958	$3,088,544
2025	300,000	41,372
2026	150,000	20,686
Total minimum payments required	¥22,845,958	$3,150,602

Schedule of non-cancellable operating lease agreements

Twelve months ending June 30,	RMB	US Dollars
2024	¥336,527	$46,409
Total	¥336,527	$46,409